LOANS PAYABLE (Narrative) (Details)	1 Months Ended		12 Months Ended
	Oct. 25, 2022 CAD ($)	Oct. 25, 2022 GBP (£)	Nov. 30, 2023 CAD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 GBP (£)
Loans Payable [Line Items]
Borrowing costs recognised as expense			$ 18,000	$ 18,000
Outstanding loan			48,000	127,019
Tetra [Member]
Loans Payable [Line Items]
Latter of outstanding loan				21,461	£ 13,253
Remaining acquisition related cost	$ 222,771	£ 140,000
Third Party [Member]
Loans Payable [Line Items]
Current borrowings			81,238	127,019
Borrowing costs recognised as expense			75,000	75,000
Interest payable			$ 6,238	$ 4,019
Borrowings, interest rate			12.00%	12.00%	12.00%
Third Party [Member] | Loan Agreements [Member]
Loans Payable [Line Items]
Interest payable			$ 6,000
Borrowings, interest rate			10.00%
Outstanding loan			$ 4,000
Another Third Party [Member]
Loans Payable [Line Items]
Borrowing costs recognised as expense			$ 30,000
Borrowings, interest rate			60.00%	60.00%	60.00%